Investment Strategy	Sep. 25, 2026
Xtrackers International Real Estate ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index (the “Underlying Index”), which is a free-float capitalization weighted index that provides exposure to publicly traded real estate securities in countries outside the United States, excluding Pakistan and Vietnam.Portfolio management uses a representative sampling indexing strategy in seeking to track the Underlying Index, meaning it generally will invest in a sample of securities in the index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Underlying Index as a whole. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Investments in such depositary receipts will count towards the fund’s 80% investment policy discussed above with respect to the instruments that comprise the fund’s Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection). The Underlying Index is composed of real estate securities including equity real estate investment trusts (“REITs”) from companies incorporated in developed and emerging markets countries (each as defined by the Index Provider) outside the United States, excluding Pakistan and Vietnam.Under normal circumstances, the Underlying Index is reconstituted and rebalanced quarterly. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution and rebalancing schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled reconstitutions (e.g., in the event of a corporate action) also will result in corresponding changes to the fund’s portfolio.As of July 31, 2026, the Underlying Index consisted of 386 securities, with an average market capitalization of approximately $3.53 billion and a minimum market capitalization of approximately $193 million, from issuers in the following countries (may represent by country of domicile): Australia, Austria, Belgium, Brazil, Canada, Chile, China, Egypt, Finland, France, Germany, Greece, Guernsey-Channel Islands, Hong Kong, India, Indonesia, Ireland, Israel, Japan, Luxembourg, Malaysia, Mexico, Netherlands, New Zealand, Norway, Philippines, Romania, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey and the United Kingdom. The fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in real estate securities of issuers from countries outside the United States. As of July 31, 2026, the Underlying Index was substantially comprised of securities of issuers from Japan. The fund will not enter into transactions to hedge against declines in the value of the fund’s assets that are denominated in foreign currency.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of July 31, 2026, the Underlying Index was wholly comprised of issuers in the real estate sector. The fund’s exposure to particular sectors or countries may change over time to correspond to changes in the Underlying Index.Xtrackers International Real Estate ETF is neither sponsored nor promoted, distributed or in any other manner supported by STOXX Limited, Zug, Switzerland, Deutsche Börse Group or their licensors, research partners or data providers. The iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index is calculated and maintained by STOXX, Ltd. (“Index Provider” or “STOXX”). STOXX is an indirect subsidiary of Deutsche Börse Group.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Investments in such depositary receipts will count towards the fund’s 80% investment policy discussed above with respect to the instruments that comprise the fund’s Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection).The fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in real estate securities of issuers from countries outside the United States.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.
Xtrackers MSCI Emerging Markets Hedged Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets (EM) US Dollar Hedged Index (the “Underlying Index”), which is designed to track emerging market performance while seeking to mitigate exposure to fluctuations between the value of the US dollar and the currencies of the countries included in the Underlying Index. The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection).As of July 31, 2026, the Underlying Index consisted of 1,244 securities, with an average market capitalization of approximately $26.10 billion and a minimum market capitalization of approximately $2.51 billion, from issuers in the following countries (may reflect depository receipts or country of domicile): Australia, Brazil, Cayman Islands, Chile, China, Colombia, Czechia, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Kuwait, Luxembourg, Malaysia, Mexico, Netherlands, Peru, Philippines, Poland, Qatar, Romania, Saudi Arabia, South Africa, South Korea, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates, United Kingdom and the United States. Under normal circumstances, the Underlying Index is rebalanced monthly. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the fund’s schedule of portfolio changes.The fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of issuers from emerging markets countries and in instruments designed to hedge against the fund’s exposure to non-US currencies.Emerging market countries are countries that are generally considered to be less economically mature than developed nations. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of securities of issuers from China, Taiwan and India.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of issuers in the information technology and financials sectors. The fund’s exposure to particular sectors or countries may change over time to correspond to changes in the Underlying Index.The fund may become “non-diversified,” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI (the “Index Provider”), and MSCI bears no liability with respect to the fund or securities or any index on which the fund or securities are based.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Portfolio management may use deliverable or non-deliverable forward (“NDF”) currency contracts to hedge the fund’s currency exposure.Portfolio management may also use futures contracts, options on futures contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index. The amount of forward contracts in the fund is based on the aggregate exposure of the fund and Underlying Index to each non-US currency based on currency weights as of the beginning of each month.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Emerging market countries are countries that are generally considered to be less economically mature than developed nations.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection).The fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of issuers from emerging markets countries and in instruments designed to hedge against the fund’s exposure to non-US currencies.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.
Xtrackers MSCI EAFE Hedged Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index (the “Underlying Index”), which is designed to track developed market performance while seeking to mitigate exposure to fluctuations between the value of the US dollar and the currencies of the countries included in the Underlying Index. The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection).As of July 31, 2026, the Underlying Index consisted of 717 securities, with an average market capitalization of approximately $36.87 billion and a minimum market capitalization of approximately $4.08 billion, from issuers in the following countries (may reflect depository receipts or country of domicile): Australia, Austria, Belgium, Brazil, Chile, China, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Jersey Channel Islands, Jordan, Luxembourg, Macau, Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, United Kingdom and the United States. Under normal circumstances, the Underlying Index is rebalanced monthly. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the fund’s schedule of portfolio changes.The fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of issuers from Europe, Australia and the Far East and in instruments designed to hedge against the fund’s exposure to non-US currencies. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of securities of issuers from Japan.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of issuers in the financials and industrials sectors. The fund’s exposure to particular sectors or countries may change over time to correspond to changes in the Underlying Index.The fund may become “non-diversified,” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI (the “Index Provider”), and MSCI bears no liability with respect to the fund or securities or any index on which the fund or securities are based.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Portfolio management may use deliverable or non-deliverable forward (“NDF”) currency contracts to hedge the fund’s currency exposure.Portfolio management may also use futures contracts, options on futures contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index. The amount of forward contracts in the fund is based on the aggregate exposure of the fund and Underlying Index to each non-US currency based on currency weights as of the beginning of each month.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection).The fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of issuers from Europe, Australia and the Far East and in instruments designed to hedge against the fund’s exposure to non-US currencies.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.
Xtrackers MSCI Japan Hedged Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index (the “Underlying Index”), which is designed to track the performance of the Japanese equity market while seeking to mitigate exposure to fluctuations between the value of the US dollar and the Japanese yen. The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection).As of July 31, 2026, the Underlying Index consisted of 182 securities, with an average market capitalization of approximately $31.35 billion and a minimum market capitalization of approximately $4.96 billion. Under normal circumstances, the Underlying Index is rebalanced monthly. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the fund’s schedule of portfolio changes.The fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of Japanese issuers and in instruments designed to hedge against the fund’s exposure to the Japanese yen. As of July 31, 2026, the Underlying Index was solely comprised of securities of issuers from Japan.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of issuers in the industrials, consumer discretionary and financials sectors. The fund’s exposure to particular sectors may change over time to correspond to changes in the Underlying Index.The fund may become “non-diversified,” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI (the “Index Provider”), and MSCI bears no liability with respect to the fund or securities or any index on which the fund or securities are based.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Portfolio management may use deliverable or non-deliverable forward (“NDF”) currency contracts to hedge the fund’s currency exposure.Portfolio management may also use futures contracts, options on futures contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index. The amount of forward contracts in the fund is based on the aggregate exposure of the fund and Underlying Index to the Japanese yen based on currency weights as of the beginning of each month.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection).The fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of Japanese issuers and in instruments designed to hedge against the fund’s exposure to the Japanese yen.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.
Xtrackers MSCI Europe Hedged Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index (the “Underlying Index”), which is designed to track the performance of the developed markets in Europe, while seeking to mitigate exposure to fluctuations between the value of the US dollar and the currencies of the countries included in the Underlying Index. The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection).As of July 31, 2026, the Underlying Index consisted of 414 securities, with an average market capitalization of approximately $42.10 billion and a minimum market capitalization of approximately $4.08 billion, from issuers in the following countries (may reflect country of domicile): Australia, Austria, Belgium, Brazil, Chile, China, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Jersey Channel Islands, Jordan, Luxembourg, Netherlands, Norway, Poland, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, the United Kingdom and the United States. Under normal circumstances, the Underlying Index is rebalanced monthly. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the fund’s schedule of portfolio changes.The fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of issuers from Europe and in instruments designed to hedge against the fund’s exposure to non-US currencies. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of securities of issuers from the United Kingdom and France.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of issuers in the financials and industrials sectors. The fund’s exposure to particular sectors or countries may change over time to correspond to changes in the Underlying Index.The fund may become “non-diversified,” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI (the “Index Provider”), and MSCI bears no liability with respect to the fund or securities or any index on which the fund or securities are based.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Portfolio management may use deliverable or non-deliverable forward (“NDF”) currency contracts to hedge the fund’s currency exposure.Portfolio management may also use futures contracts, options on futures contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index. The amount of forward contracts in the fund is based on the aggregate exposure of the fund and Underlying Index to each non-US currency based on currency weights as of the beginning of each month.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection).The fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of issuers from Europe and in instruments designed to hedge against the fund’s exposure to non-US currencies.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.
Xtrackers MSCI All World ex US Hedged Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA US Dollar Hedged Index (the “Underlying Index”), which is designed to track the performance of equity securities in developed and emerging stock markets (excluding the United States), while seeking to mitigate exposure to fluctuations between the value of the US dollar and the currencies of the countries included in the Underlying Index. The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection).As of July 31, 2026, the Underlying Index consisted of 2,042 securities, with an average market capitalization of approximately $30.33 billion and a minimum market capitalization of approximately $2.51 billion, from issuers in the following countries (may reflect depository receipts or country of domicile): Australia, Austria, Belgium, Brazil, Canada, Cayman Islands, Chile, China, Colombia, Czechia, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Jersey Channel Islands, Jordan, Kuwait, Luxembourg, Macau, Malaysia, Mexico, Netherlands, New Zealand, Norway, Peru, Philippines, Poland, Portugal, Qatar, Romania, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Arab Emirates, the United Kingdom, the United States and Zambia. Under normal circumstances, the Underlying Index is rebalanced monthly. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the fund’s schedule of portfolio changes.The fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of issuers from countries other than the United States and in instruments designed to hedge against the fund’s exposure to non-US currencies.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of issuers in the financials and industrials sectors. The fund’s exposure to particular sectors or countries may change over time to correspond to changes in the Underlying Index.The fund may become “non-diversified,” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI (the “Index Provider”), and MSCI bears no liability with respect to the fund or securities or any index on which the fund or securities are based.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Portfolio management may use deliverable or non-deliverable forward (“NDF”) currency contracts to hedge the fund’s currency exposure.Portfolio management may also use futures contracts, options on futures contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index. The amount of forward contracts in the fund is based on the aggregate exposure of the fund and Underlying Index to each non-US currency based on currency weights as of the beginning of each month.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection).The fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of issuers from countries other than the United States and in instruments designed to hedge against the fund’s exposure to non-US currencies.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.
Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE High Dividend Yield Index (the “Underlying Index”), which is designed to track developed market performance.The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy. The Underlying Index is designed to reflect the performance of equities (excluding REITs) in its parent index, the MSCI EAFE Index, with higher dividend income and quality characteristics than average dividend yields of equities in the parent index, where such higher dividend income and quality characteristics are both sustainable and persistent. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection).The Underlying Index is a free float adjusted market capitalization weighted index. As of July 31, 2026, the Underlying Index consisted of 111 securities, with an average market capitalization of approximately $37.62 billion and a minimum market capitalization of approximately $5.08 billion from issuers in the following countries (may reflect country of domicile): Australia, Austria, Belgium, China, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands,Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Under normal circumstances, the Underlying Index is rebalanced semi-annually in May and November. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the fund’s schedule of portfolio changes.The fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities located in developed countries in Europe, Australasia and the Far East. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of securities of issuers from Switzerland. The fund will not enter into transactions to hedge against declines in the value of the fund’s assets that are denominated in foreign currency.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of issuers in the financials sector. The fund’s exposure to particular sectors or countries may change over time to correspond to changes in the Underlying Index.The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI (the “Index Provider”), and MSCI bears no liability with respect to the fund or securities or any index on which the fund or securities are based.The fund may become “non-diversified,” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection).The fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities located in developed countries in Europe, Australasia and the Far East.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.
Xtrackers MSCI Eurozone Hedged Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EMU IMI US Dollar Hedged Index (the “Underlying Index”), which is designed to track the performance of equity securities based in the countries in the European Monetary Union (the “EMU”), while seeking to mitigate exposure to fluctuations between the value of the US dollar and the euro. The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy. The Underlying Index is composed of equities from countries in the EMU, or the “Eurozone,” that have adopted the euro as their common currency and sole legal tender. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection).As of July 31, 2026, the Underlying Index consisted of 593 securities with an average market capitalization of approximately $18.03 billion and a minimum market capitalization of approximately $350 million from issuers in the following countries (may reflect country of domicile): Austria, Belgium, Bermuda, China, Denmark, Finland, France, Germany, Ireland, Italy, Jersey Channel Islands, Luxembourg, Netherlands, Poland, Portugal, Singapore, South Korea, Spain, Switzerland and the United Kingdom. Under normal circumstances, the Underlying Index is rebalanced monthly. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the fund’s schedule of portfolio changes.The fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities from issuers in the Eurozone. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of securities of issuers from France and Germany.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of issuers in the financials and industrials sectors. The fund’s exposure to particular sectors or countries may change over time to correspond to changes in the Underlying Index.The fund may become “non-diversified,” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI (the “Index Provider”), and MSCI bears no liability with respect to the fund or securities or any index on which the fund or securities are based.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Portfolio management may use deliverable or non-deliverable forward (“NDF”) currency contracts to hedge the fund’s currency exposure.Portfolio management may also use futures contracts, options on futures contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index. The amount of forward contracts in the fund is based on the aggregate exposure of the fund and Underlying Index to the euro based on currency weights as of the beginning of each month.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection).The fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities from issuers in the Eurozone.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.
Xtrackers US 0-1 Year Treasury ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the ICE U.S. Treasury Short Bond Index (the “Underlying Index”). The Underlying Index is designed to track the performance of certain U.S. Treasury securities that have a remaining maturity between one month and one year. The term “U.S. Treasury securities” refers to securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government.To qualify for the Underlying Index, a U.S. Treasury security must have (i) a greater than one-month and less than or equal to one-year remaining term to final maturity as of the Underlying Index’s rebalancing date; (ii) a fixed coupon schedule (i.e., a stream of fixed payments); and (iii) an adjusted amount outstanding of at least $300 million. The Underlying Index excludes inflation-linked securities, original issue zero coupon securities, floating rate notes and Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), provided, however, the amounts outstanding of qualified coupon securities are not reduced by any portions that have been stripped (i.e., bonds that have had principal and interest payments separated into individual securities are not reduced by the amount separated). The Underlying Index also excludes government agency debt issued with or without a US government guarantee (such as debt issued by Freddie Mac, Fannie Mae, and the FHLB (Federal Home Loan Bank)) and securities issued or marketed primarily to retail investors (i.e., retail savings bonds issued by the US Treasury that do not trade in a secondary market). The Underlying Index's exclusions are construed so as to enable the Underlying Index to track investable short-term obligations of the US Government excluding government agencies.Underlying Index constituents are market capitalization weighted based on amounts outstanding reduced by amounts held by the Federal Reserve’s System Open Market Account (“SOMA”) account. Accrued interest is calculated assuming next-day settlement. Cash flows from bond payments and redemptions are retained in the Underlying Index until the end of the month and then are removed as part of the rebalancing (i.e., the weight represented by the cash is removed and the constituent securities are then weighted based on the Underlying Index’s methodology). Cash does not earn any reinvestment income while it is held in the Underlying Index and consequently creates a slight drag on the Underlying Index’s performance.The fund uses a representative sampling indexing strategy in seeking to track the Underlying Index, meaning it generally will invest in a sample of securities in the Underlying Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Underlying Index as a whole.Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index. In addition, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury securities.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. U.S. government, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries for this purpose.The fund is classified as “diversified” under the Investment Company Act of 1940.The fund is not a money market fund and does not attempt to maintain a stable net asset value.As of July 31, 2026, the Underlying Index was comprised of 91 US Treasury securities, with an average amount outstanding of approximately $79.01 billion and a minimum amount outstanding of approximately $8.81 billion, and had a weighted average maturity of 4.42 months.Under normal circumstances, the Underlying Index is rebalanced on the last calendar day of the month. New issues must be auctioned on or before the calendar month end rebalancing date in order to qualify for inclusion in the Underlying Index for the following month. Accordingly, to be included in the Underlying Index for the coming month, a security must be issued on or before the calendar month end rebalancing date. A security issued after that date would not be included in the Underlying Index until the next rebalancing. No changes are made to constituent holdings other than on month end rebalancing dates.The fund rebalances its portfolio in accordance with the Underlying Index. Therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the fund’s rebalance schedule.The Underlying Index is sponsored by ICE Data Indices, LLC (“ICE” or “Index Provider”), which is not affiliated with or sponsored by the fund or the Advisor. The Index Provider develops the Underlying Index methodology and determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The fund is not sponsored, endorsed, sold or promoted by ICE, its affiliates or its third party suppliers.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index. In addition, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury securities.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. U.S. government, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries for this purpose.
Xtrackers Harvest CSI 300 China A-Shares ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investments results that correspond generally to the performance, before fees and expense, of the CSI 300 Index (the “Underlying Index”), which is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market. DBX Advisors LLC (the “Advisor”) expects that, over time, the correlation between the fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.A-Shares are equity securities issued by companies incorporated in mainland China and are denominated and traded in renminbi (“RMB”) on stock exchanges in mainland China including the Shenzhen, Shanghai and Beijing Stock Exchanges. Under current regulations in the People’s Republic of China (“China” or the “PRC”), foreign investors can invest in the domestic PRC securities markets through certain market-access programs. These programs include the Shanghai - Hong Kong and Shenzhen - Hong Kong Stock Connect programs (“Stock Connect”) and the Qualified Foreign Investor (“QFI”, including Qualified Foreign Institutional Investor (“QFII”) and Renminbi Qualified Foreign Institutional Investor (“RQFII”)) program, where investors will be required to obtain a license from the China Securities Regulatory Commission (“CSRC”) to participate in the program.Stock Connect is a securities trading and clearing program between either the Shanghai Stock Exchange or Shenzhen Stock Exchange and The Stock Exchange of Hong Kong Limited (“SEHK”), China Securities Depository and Clearing Corporation Limited and Hong Kong Securities Clearing Company Limited. Stock Connect is designed to permit mutual stock market access between mainland China and Hong Kong by allowing investors to trade and settle eligible securities (including A-shares and ETFs) on each market via their local exchanges. Trading through Stock Connect is subject to a daily quota (“Daily Quota”), which limits the maximum daily net purchases on any particular day by Hong Kong investors (and foreign investors trading through Hong Kong) trading PRC listed securities and PRC investors trading Hong Kong listed securities through the relevant Stock Connect. Accordingly, the fund’s direct investments in A-Shares will be limited in part by the Daily Quota that limits total purchases through Stock Connect.Harvest Global Investments Limited (the “Subadvisor” or “HGI”) is a licensed RQFII and is regarded as a QFI under the prevailing rules and regulations in the PRC, and the fund may therefore invest in A-Shares via HGI’s QFI license. The Subadvisor, on behalf of the fund, thus also may invest in A-Shares and other permitted China securities listed on the Shanghai and Shenzhen Stock Exchanges. QFIs have also registered with China’s State Administration of Foreign Exchange (“SAFE”) to remit foreign currencies which can be traded on the China Foreign Exchange Trade System (in the case of a QFII) and RMB (in the case of an RQFII) in the PRC for the purpose of investing in the PRC’s domestic securities markets. Investment companies are not currently within the types of entities that are eligible for a QFI license.The Subadvisor expects to use a full replication indexing strategy to seek to track the Underlying Index. As such, the Subadvisor expects to invest directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the Subadvisor to acquire component securities due to limited availability or regulatory restrictions, the Subadvisor may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when the Subadvisor is using a representative sampling indexing strategy.Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection). The fund will seek to achieve its investment objective by primarily investing directly in A-Shares. The fund intends to invest directly in A-Shares through Stock Connect and/or via the Subadvisor’s QFI license. While the fund intends to invest primarily and directly in A-Shares, the fund also may invest in securities of issuers not included in the Underlying Index, certain derivative instruments and other pooled investment vehicles, including affiliated and/or foreign investment companies, that the Advisor and/or Subadvisor believes will help the fund to achieve its investment objective. The remainder of the fund’s assets will be invested primarily in money market instruments and cash equivalents. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in A-Shares of Chinese issuers or in derivative instruments and other securities that provide investment exposure to A-Shares of Chinese issuers. The fund may invest in depositary receipts.As of July 31, 2026, the Underlying Index consisted of 300 securities with an average market capitalization of approximately $31.85 billion and a minimum market capitalization of approximately $4.41 billion. Under normal circumstances, the Underlying Index is reconstituted semi-annually every June and December. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled reconstitutions (e.g., in the event of a corporate action) also will result in corresponding changes to the fund’s portfolio.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that the Underlying Index is concentrated. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of issuers in the information technology, financials and industrials sectors. The fund’s exposure to particular sectors may change over time to correspond to changes in the Underlying Index.The fund may become “non-diversified,” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.Shares of the fund are not sponsored, endorsed, sold or promoted by China Securities Index Co., Ltd. (the “Index Provider” or “CSI”) or any affiliate of CSI and CSI bears no liability with respect to the fund or any security.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection).Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in A-Shares of Chinese issuers or in derivative instruments and other securities that provide investment exposure to A-Shares of Chinese issuers.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that the Underlying Index is concentrated.
Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 500 Index (the “Underlying Index”), which is designed to reflect the price fluctuation and performance of 500 predominantly small-cap companies in the China A-Share market. DBX Advisors LLC (the “Advisor”) expects that, over time, the correlation between the fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.A-Shares are equity securities issued by companies incorporated in mainland China and are denominated and traded in renminbi (“RMB”) on stock exchanges in mainland China including the Shenzhen, Shanghai and Beijing Stock Exchanges. Under current regulations in the People’s Republic of China (“China” or the “PRC”), foreign investors can invest in the domestic PRC securities markets through certain market-access programs. These programs include the Shanghai - Hong Kong and Shenzhen - Hong Kong Stock Connect programs (“Stock Connect”) and the Qualified Foreign Investor (“QFI”, including Qualified Foreign Institutional Investor (“QFII”) and Renminbi Qualified Foreign Institutional Investor (“RQFII”)) program, where investors will be required to obtain a license from the China Securities Regulatory Commission (“CSRC”) to participate in the program.Stock Connect is a securities trading and clearing program between either the Shanghai Stock Exchange or Shenzhen Stock Exchange, and The Stock Exchange of Hong Kong Limited (“SEHK”), China Securities Depository and Clearing Corporation Limited and Hong Kong Securities Clearing Company Limited. Stock Connect is designed to permit mutual stock market access between mainland China and Hong Kong by allowing investors to trade and settle eligible securities (including A-shares and ETFs) on each market via their local exchanges. Trading through Stock Connect is subject to a daily quota (“Daily Quota”), which limits the maximum daily net purchases on any particular day by Hong Kong investors (and foreign investors trading through Hong Kong) trading PRC listed securities and PRC investors trading Hong Kong listed securities through the relevant Stock Connect. Accordingly, the fund’s direct investments in A-Shares will be limited in part by the Daily Quota that limits total purchases through Stock Connect.Harvest Global Investments Limited (“HGI” or the “Subadvisor”) is a licensed RQFII and is regarded as a QFI under the prevailing rules and regulations in the PRC, and the fund may therefore invest in A-Shares via HGI's QFI license. The Subadvisor, on behalf of the fund, thus also may invest in A-Shares and other permitted China securities listed on the Shanghai and Shenzhen Stock Exchanges. QFIs have registered with China’s State Administration of Foreign Exchange (“SAFE”) to remit foreign currencies which can be traded on the China Foreign Exchange Trade System (in the case of a QFII) and RMB (in the case of an RQFII) in the PRC for the purpose of investing in the PRC’s domestic securities markets. Investment companies are not currently within the types of entities that are eligible for a QFI license.The Subadvisor expects to use a full replication indexing strategy to seek to track the Underlying Index. As such, the Subadvisor expects to invest directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the Subadvisor to acquire component securities due to limited availability or regulatory restrictions, the Subadvisor may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when the Subadvisor is using a representative sampling indexing strategy.Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection). The fund will seek to achieve its investment objective by primarily investing directly in A-Shares. The fund intends to invest directly in A-Shares through Stock Connect and/or via the Subadvisor’s QFI license. While the fund intends to invest primarily and directly in A-Shares, the fund also may invest in securities of issuers not included in the Underlying Index, certain derivative instrumentsand other pooled investment vehicles, including affiliated and/or foreign investment companies, that the Advisor and/or Subadvisor believes will help the fund to achieve its investment objective. The remainder of the fund’s assets will be invested primarily in money market instruments and cash equivalents. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in A-Shares of Chinese small-cap issuers or in derivative instruments and other securities that provide investment exposure to A-Shares of Chinese small-cap issuers. The fund may invest in depositary receipts.As of July 31, 2026, the Underlying Index consisted of 500 securities with an average market capitalization of approximately $4.99 billion and a minimum market capitalization of approximately $1.71 billion. Under normal circumstances, the Underlying Index is reconstituted semi-annually every December and June. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled reconstitutions (e.g., in the event of a corporate action) also will result in corresponding changes to the fund’s portfolio.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that the Underlying Index is concentrated. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of issuers in the information technology, materials and industrials sectors. The fund’s exposure to particular sectors may change over time to correspond to changes in the Underlying Index.The fund may become “non-diversified,” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.Shares of the fund are not sponsored, endorsed, sold or promoted by China Securities Index Co., Ltd. (the “Index Provider” or “CSI”) or any affiliate of CSI and CSI bears no liability with respect to the fund or any security.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection).Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in A-Shares of Chinese small-cap issuers or in derivative instruments and other securities that provide investment exposure to A-Shares of Chinese small-cap issuers.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that the Underlying Index is concentrated.
Xtrackers US Green Infrastructure Select Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive United States Green Infrastructure ESG Screened Index (the “Underlying Index”), which is comprised of companies that have business exposure in the production, generation, or distribution of green energy or are engaged in the establishment of a sustainable infrastructure to enable the use of renewable energy and that fulfill certain sustainability criteria. Under normal circumstances, the Underlying Index is reconstituted quarterly. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled reconstitutions (e.g., in the event of a corporate action) also will result in corresponding changes to the fund’s portfolio.In constructing the Underlying Index, Solactive AG (“Solactive” or the “Index Provider”) begins with the parent index, the Solactive GBS United States All Cap Index PR (the “Parent Index”), which is designed to track the performance of approximately 100% of the free-float equity market capitalization (i.e., the amount of outstanding shares available for trading by the general public without restriction) in the United States. From the Parent Index, Solactive seeks to identify only those companies that meet the following criteria. Companies must:i.Be headquartered in the United States;ii.Have a free-float market capitalization of at least $100 million;iii.Have a minimum average daily value traded of at least $1 million over 1 month and 6 month time periods; andiv.Have business exposure in the production, generation, or distribution of green energy or be engaged in the establishment of a sustainable infrastructure to enable the use of renewable energy. This includes the following industries: green mobility (e.g., electric or alternative fuel vehicle manufacturing, charging stations or battery manufacturing), green fuel, green energy, green wholesale power, environmental services and pollution control, as classified by the FactSet Revere Business Industry Classification System (RBICS). FactSet determines business exposure by analyzing revenue streams of companies and classifying them by the industry where they generate the majority of their revenue.From the companies that meet the above criteria, Solactive uses data from Sustainalytics, a global leader in sustainability research and analysis, to evaluate each company with respect to each of the sustainability criteria described below. Companies are excluded from the Underlying Index if they are determined by Sustainalytics:■To be “non-compliant” with the principles of the United Nations Global Compact (“UNGC”). A company is determined to be “non-compliant” if it does not act in accordance with the UNGC principles and their associated standards, conventions, and treaties. Sustainalytics analyzes news reports and other publicly available information to assess a company’s compliance with the normative principles of the UNGC – human rights, labor rights, the environment, and anti-corruption. ■To have an environmental, social and governance (“ESG”) risk score of 40 or higher. ■To have involvement in controversial weapons (i.e., chemical biological or nuclear weapons, depleted uranium, cluster munitions and anti-personnel mines), the manufacture of tobacco products, or the manufacture and sale of assault weapons and/or small arms (non-assault weapons) to civilian customers. ■To derive a specified percentage of revenues from or have a specified ownership interest in another company involved in, as applicable, certain business activities in one the following sectors: tobacco, thermal coal, oil and gas, or conventional weapons. Sustainalytics reviews publicly available information to determine whether a company is involved in controversial weapons or derives a specified percentage of revenues from or has a specified ownership interest in one of the above sectors.From the remaining companies that meet the above criteria, Solactive selects the top 50 securities with the highest free-float market capitalization for inclusion in the Underlying Index with a maximum of 10 securities per industry category. If less than 50 companies meet the above criteria, all such securities will be included in the Underlying Index, with a maximum of 10 securities per industry category. Each constituent of the Underlying Index is assigned an equal weight.The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy.Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection). In addition, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by US companies that are classified as “green infrastructure companies” based on the Underlying Index’s criteria as summarized in this Prospectus.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.As of July 31, 2026, the Underlying Index consisted of 43 securities, with an average market capitalization of approximately $55.24 billion and a minimum market capitalization of approximately $252 million. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of issuers in the industrials sector. The fund’s exposure to particular sectors may change over time to correspond to changes in the Underlying Index.The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by Solactive, and Solactive bears no liability with respect to the fund or securities or any index on which the fund or securities are based.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection). In addition, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by US companies that are classified as “green infrastructure companies” based on the Underlying Index’s criteria as summarized in this Prospectus.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.
Xtrackers Cybersecurity Select Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Cyber Security Focus Index (the “Underlying Index”), which is comprised of companies that have business operations in the field of cybersecurity. Under normal circumstances, the Underlying Index is reconstituted quarterly. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled reconstitutions (e.g., in the event of a corporate action) also will result in corresponding changes to the fund’s portfolio.In constructing the Underlying Index, Solactive AG (“Solactive” or the “Index Provider”) begins with the parent index, the Solactive GBS Global Markets All Cap USD Index PR (the “Parent Index”), which is designed to track the performance of approximately 100% of the free-float equity market capitalization (i.e., the amount of outstanding shares available for trading by the general public without restriction) in global markets. From the Parent Index, Solactive seeks to identify only those companies that meet the following criteria. Companies must:i.Not be listed on an exchange in China, Egypt, India, Pakistan, or Russia;ii.Have a free-float market capitalization of at least $100 million;iii.Have a minimum average daily value traded of at least $1 million over 1 month and 6 month time periods; andiv.Have business operations in the field of cybersecurity. This includes, among others, the following subindustries: carrier edge network management equipment, customer premises network security equipment, colocation and data center services, government IT services, network security access policy software and network security software, as classified by the FactSet Revere Business Industry Classification System (RBICS). FactSet determines business exposure by analyzing revenue streams of companies and classifying them by the industry where they generate the majority of their revenue.From the remaining companies that meet the above criteria, Solactive first ranks the remaining companies based on their free-float market capitalization and then selects the top 50 securities in the “pure play” category. If less than 50 companies meet the above criteria, Solactive selects securities from two other categories in a specified order and if there are still less than 50 companies, securities that meet the screening criteria described above will be included based on the highest free-float market capitalization. Each constituent of the Underlying Index is weighted according to their free-float market capitalization, subject to a maximum weight of 4.5% for any one company in the Underlying Index.The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy.Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection). In addition, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of cybersecurity-related companies.For purposes of this investment policy, the classification as “cybersecurity-related companies” is based on reference to applicable Global Industry Classification Standard industries.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of issuers in the information technology sector.As of July 31, 2026, the Underlying Index consisted of 50 securities, with an average market capitalization of approximately $14.23 billion and a minimum market capitalization of approximately $309 million, from issuers in the following countries (may reflect country of domicile): Australia, Canada, China, Denmark, Finland, France, Germany, Hong Kong, Israel, Japan, Malaysia, Saudi Arabia, South Korea, Taiwan, Turkey, the United Kingdom and the United States. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of issuers from the United States. The fund’s exposure to particular sectors and countries may change over time to correspond to changes in the Underlying Index.While the fund is currently classified as “non-diversified” under the Investment Company Act of 1940, it may operate as or become classified as “diversified” over time.The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by Solactive, and Solactive bears no liability with respect to the fund or securities or any index on which the fund or securities are based.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this investment policy, the classification as “cybersecurity-related companies” is based on reference to applicable Global Industry Classification Standard industries.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection). In addition, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of cybersecurity-related companies.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.
Xtrackers Semiconductor Select Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive Semiconductor Focus Index (the “Underlying Index”), which is comprised of companies that have business operations in the semiconductor industry. Under normal circumstances, the Underlying Index is reconstituted quarterly. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled reconstitutions (e.g., in the event of a corporate action) also will result in corresponding changes to the fund’s portfolio.In constructing the Underlying Index, Solactive AG (“Solactive” or the “Index Provider”) begins with the parent index, the Solactive GBS Global Markets Semiconductor All Cap USD Index PR (the “Parent Index”), which is designed to track the performance of approximately 100% of the free-float equity market capitalization (i.e., the amount of outstanding shares available for trading by the general public without restriction) in the semiconductor industry in global markets. The semiconductor industry is classified by FactSet Revere Business Industry Classification System (RBICS) and includes the following subsectors: semiconductor equipment and services and semiconductor manufacturing. FactSet determines business exposure to the semiconductor industry by analyzing revenue streams of companies and classifying them by the industry where they generate the majority of their revenue.From the Parent Index, Solactive seeks to identify only those companies operating in accordance with the following criteria. Companies must:i.Not be listed on an exchange in China, Egypt, India, Pakistan, or Russia;ii.Have a free-float market capitalization of at least $100 million; andiii.Have a minimum average daily value traded of at least $1 million over 1 month and 6 month time periods.From the remaining companies that meet the above criteria, Solactive selects the top 50 securities with the highest free-float market capitalization for inclusion in the Underlying Index. If less than 50 companies meet the above criteria, all such securities will be included in the Underlying Index. Each constituent of the Underlying Index is weighted according to their free-float market capitalization, subject to the following maximum weights applicable to any one company in the Underlying Index: the lower of (a) 4.5% of the Underlying Index and (b) 25% of the company’s average daily value traded over 1 month and 6 month time periods divided by $100 million.The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy.Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection). In addition, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of semiconductor-related companies.For purposes of this investment policy, the classification of “semiconductor-related companies” is based on reference to applicable Global Industry Classification Standard industries.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of issuers in the information technology sector.As of July 31, 2026, the Underlying Index consisted of 50 securities, with an average market capitalization of approximately $232.72 billion and a minimum market capitalization of approximately $7.79 billion from issuers in the following countries (may reflect country of domicile): Cayman Islands, Germany, Ireland, Israel, Japan, Netherlands, Singapore, South Korea, Switzerland, Taiwan, Thailand and the United States. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of issuers from the United States. The fund’s exposure to particular sectors and countries may change over time to correspond to changes in the Underlying Index.While the fund is currently classified as “non-diversified” under the Investment Company Act of 1940, it may operate as or become classified as “diversified” over time.The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by Solactive, and Solactive bears no liability with respect to the fund or securities or any index on which the fund or securities are based.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this investment policy, the classification of “semiconductor-related companies” is based on reference to applicable Global Industry Classification Standard industries.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection). In addition, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of semiconductor-related companies.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.
Xtrackers US National Critical Technologies ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Solactive Whitney U.S. Critical Technologies Index (the “Underlying Index”) is a market-capitalization weighted index, subject to caps on the weighting of individual companies, that is designed to track companies that support critical emerging technologies across the U.S. and its allies by selecting companies from a defined investment universe that satisfy key criteria related to their association with critical technology sectors and their geopolitical risk rating, each as further described below. The Underlying Index’s investment universe is derived from large and mid-cap companies in developed market countries included in the Solactive GBS Developed Markets Large & Mid Cap USD Index (the “Parent Index”). Companies are eligible for inclusion in the Underlying Index if (i) they are associated with one of 6 critical technology sectors and (ii) they receive a sufficiently high Geostrategic Risk Rating score, each as determined pursuant to index selection criteria developed by J.H. Whitney Data Services LLC (“J.H. Whitney” or the “Index Selection Party”). The index selection criteria are based in part on critical technology areas established by the U.S. Department of War (“DoW”). The Underlying Index and the Parent Index are owned, calculated, administered and published by Solactive AG (“Solactive” or the “Index Provider”).Summary of Underlying Index ConstructionWhen constructing the Underlying Index, the Index Provider starts with the Parent Index, which constitutes the pool from which the Underlying Index’s constituent securities are chosen. J.H. Whitney then selects the Underlying Index’s constituent securities from the Parent Index by applying the constituent selection rules described below. J.H. Whitney revises the composition of the Underlying Index thirteen business days before every scheduled Underlying Index rebalance day (disregarding any potential change in the rebalance day) (each such day, a “Selection Day”). The Underlying Index is scheduled to rebalance on the second Thursday of the months of February, May, August and November.Selection of Underlying Index Constituent SecuritiesStarting from the Underlying Index’s investment universe, J.H. Whitney follows a two-step process to select individual securities for the Underlying Index.First, J.H. Whitney uses a critical technology screen to select companies that are associated with one of 6 critical technology sectors by mapping each of the 6 critical technology sectors to Standard Industrial Classification (“SIC”) codes. SIC codes are numerical codes assigned by the U.S. government that categorize the industries to which companies belong, while also organizing industries by their business activities. The critical technology sectors are based on the 6 critical technology areas established by the Office of the Undersecretary of Defense Research & Engineering (“OUSD(R&E)”), a division of the DoW, and are deemed to be vital to maintaining the national security of the United States today and in the future. The 6 critical technology areas as defined by the OUSD(R&E) are (i) Applied Artificial Intelligence, (ii) Biomanufacturing, (iii) Contested Logistics Technologies, (iv) Quantum and Battlefield Information Dominance, (v) Scaled Hypersonics, and (vi) Scaled Directed Energy. As the OUSD(R&E)'s technology strategy evolves and technologies change, the OUSD(R&E) may update its critical technology priorities and the Underlying Index critical technology screens will update accordingly.A company will pass the critical technology screen and be eligible for inclusion in the Underlying Index if (i) its primary SIC code is mapped to one of the 6 critical technology sectors or (ii) a secondary SIC code assigned to the company is mapped to one of the 6 critical technology sectors and J.H. Whitney determines such secondary classification warrants inclusion in the Underlying Index.Second, J.H. Whitney assigns each company that passes the critical technology screen a Geostrategic Risk Rating score using a proprietary model that quantifies the relative level of risk that individual companies may face as a result of geopolitical activities, including, economic sanctions, national industrial policy actions, national regulatory actions and other economic strategic competition actions taken by the U.S. and adversarial nations. The model aims to quantify the measure of entanglement that companies share with nation-states that are defined as “adversarial” in the Annual Threat Assessment of the U.S. Intelligence Community published by the Office of the Director of National Intelligence.The model assesses publicly available company-reported and government-reported data and assigns scores for each company for the following 10 weighted-factors: (i) country of incorporation, (ii) ownership by country, (iii) geographic revenue, (iv) geographic assets, (v) joint ventures, (vi) customers, (vii) suppliers, (viii) strategic alliances, (ix) board memberships and (x) inclusion on the System for Award Management (“SAM”) exemption list. The SAM exemption list is maintained by the U.S. government to deny government contracts to entities that have engaged in negative activities such as contract nonfulfillment, being agents of a foreign government, or participating in other illicit and/or negligent activities. Each such company is assigned a Geostrategic Risk Rating score (“Geostrategic Risk Rating Score”) based on J.H. Whitney’s proprietary model. Each company will receive a risk-based score of 1 (high-risk), 2 (neutral), or 3 (low-risk) for each of the 10 factors, based on their activities in high-risk, neutral or Five Eyes (“FVEY”) countries. The FVEY countries are the United States, United Kingdom, Canada, Australia and New Zealand, which are assigned a “3” weighting. A final score is determined based on the weighted average of the score for each of the 10 factors. Companies with lower geopolitical risk are assigned a higher score, and companies must meet a minimum score of 2.3 for inclusion in the Underlying Index.Specific cutoffs for determining the risk-based score for each factor are determined by J.H. Whitney, as Index Selection Party, based on an analysis of industry classification, DoW policies and market research that requires continuous refinement by J.H. Whitney.Weighting of Underlying Index Constituent SecuritiesOn each Selection Day, each qualifying Underlying Index constituent security is assigned a weight according to the share class-specific free float market capitalization, calculated as the multiplication of the shares outstanding in free float (as sourced from data vendors) with the closing price of the share class as of the respective Selection Day. The individual weight of each constituent security is capped at 5.00%, with a minimum weight of 0.05%.Underlying Index RebalancingThe Underlying Index is scheduled to rebalance on the second Thursday of the months of February, May, August and November (each such day, a “Rebalance Day”), assuming such day is a trading day at the New York Stock Exchange, the London Stock Exchange, the EUREX Exchange and the Tokyo Stock Exchange (an “Eligible Rebalance Day”). If that day is not an Eligible Rebalance Day, the Rebalance Day will be the immediately following Eligible Rebalance Day.The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s quarterly rebalancing schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled rebalancings (e.g., in the event of a corporate action) also will result in corresponding changes to the fund’s portfolio.As of July 27, 2026, the most recent Underlying Index Selection Day, there were 1,392 constituent companies in the Parent Index, 510 of which were identified by the critical technology screen and 208 of which demonstrated a Geostrategic Risk Rating equal to or more than 2.3 (the minimum score for inclusion in the Underlying Index). Following the most recent Rebalance Day on August 13, 2026, the Underlying Index was composed of 207 constituent securities as of August 13, 2026.The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy. In addition, the fund may not hold all of the securities in the Underlying Index pursuant to the Advisor's controversial weapons policy, as described below.In addition, subject to the limitations described below, an Underlying Index constituent security may be eliminated or excluded from the fund’s portfolio if it is issued by a “controversial weapons company” as determined under the Advisor’s controversial weapons policy (a “CW Company”). As a general matter, any company involved in the production of controversial weapons, the production of controversial weapons delivery devices and/or the deliberate and knowing production of primary key components of controversial weapons could be considered a CW Company under the policy. For example, a company involved with landmines, cluster munitions, biological weapons, chemical weapons or certain nuclear weapons could be considered a CW Company under the controversial weapons policy. A security issued by a CW Company (a “CW Security”) would only be eliminated or excluded from the fund’s portfolio if portfolio management determines that its elimination or exclusion would not materially affect the fund’s ability to track the Underlying Index. This materiality calculation involves quantifying the impact of removing or excluding the CW Security (or CW Securities, if more than one) on the forecasted tracking error of the fund’s holdings. If portfolio management determines that the CW Security (or CW Securities) may be eliminated or excluded from the fund’s portfolio, it will typically seek to minimize transaction costs by implementing the change when the Underlying Index rebalances. The Advisor’s identification and removal or exclusion of CW Securities is independent of the Underlying Index’s stated methodology and will not be reflected in the composition of the Underlying Index.Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection). In addition, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities issued by companies that are associated with US critical technology areas established by the DoW (based on the Underlying Index’s criteria as summarized in this Prospectus).The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of issuers in the information technology, communication services and health care sectors.As of July 31, 2026, the Underlying Index consisted of 218 securities, with an average market capitalization of approximately $146.63 billion and a minimum market capitalization of approximately $2.27 billion from issuers in the following countries (may represent country of domicile): Australia, Canada, Chile, Denmark, France, Ireland, Israel, Japan, Jordan, New Zealand, Spain, Sweden, Switzerland, the United Kingdom, the United States and Zambia. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of issuers from the United States. The fund’s exposure to particular sectors and countries may change over time to correspond to changes in the Underlying Index.The fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by Solactive, and Solactive bears no liability with respect to the fund or securities or any index on which the fund or securities are based.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection). In addition, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities issued by companies that are associated with US critical technology areas established by the DoW (based on the Underlying Index’s criteria as summarized in this Prospectus).
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.
Xtrackers Artificial Intelligence and Big Data ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Nasdaq Global Artificial Intelligence and Big DataTM Index (“Underlying Index”). The Underlying Index is designed to track the performance of a selection of companies from global developed and emerging markets engaged in the following themes and sub-themes, each as defined by Nasdaq, Inc. (“Nasdaq” or “Index Provider”):Theme: Artificial IntelligenceSub-themes:■Deep learning: companies involved in deep learning leverage artificial neural networks to simulate human decision-making and learning abilities ■Image recognition: companies involved in image recognition develop technologies that identify logos, places, people, objects and other variables in digital images ■Natural language processing (“NLP”): companies involved in natural language processing develop technologies to understand and respond to human-generated text inputs in a conversational manner ■Speech recognition & chatbots: companies involved in speech recognition develop technologies to analyze spoken words and translate them into text; companies involved in chatbots develop computer programs designed to simulate conversation with human users, generally to perform routine tasks Theme: Data Computing & ProcessingSub-themes:■Big data: companies involved in big data develop technologies designed to collect, process and analyze large amounts of data in real-time ■Cloud computing: companies involved in cloud computing deliver on-demand, scalable computing services, including servers, storage, networking, applications and analytics over the internet (the “cloud”) ■Cybersecurity: companies involved in cybersecurity develop, sell and support applications designed to safeguard organizations and their computer networks, data and users from cyberattacks ■Quantum computing: companies engaged in quantum computing are organizations that develop, manufacture, or commercialize quantum computing technologies, including quantum hardware, software, algorithms, and related infrastructure that leverage the principles of quantum mechanics to perform advanced computational tasks Nasdaq identifies a proprietary theme and sub-theme classification used for determining exposure to innovative technologies by analyzing millions of approved patents filed across global patent offices on a rolling two-year basis. This patent data is used to determine the extent to which a company has intellectual property and invests in research and development in each of the sub-themes. The themes and sub-themes represented in the Underlying Index are part of a broader set of themes and sub-themes developed by Nasdaq to classify companies engaged in so-called “disruptive technologies,” or those technologies with the potential to change the way consumers, businesses or entire industries operate, as represented in the Nasdaq Global Disruptive Technology Benchmark2TM Index (“Parent Index”).Underlying Index Construction MethodologyUnderlying Index – Security Eligibility Criteria. In order to be considered for inclusion in the Underlying Index, a security must first meet the following eligibility criteria: (i) the security must be included in the Parent Index; (ii) the security must be listed on one of a number of global exchanges as identified by Nasdaq; (iii) the security’s issuer must be identified by Nasdaq as involved in at least one of the Nasdaq sub-themes; (iv) the security must have a float-adjusted market capitalization of at least $500 million; and (iv) the security must have a six-month average daily traded value of at least $2 million.From this initial universe, a security will be ineligible for inclusion if its issuer is identified by Sustainalytics, a global leader in sustainability research and analysis, as exhibiting any of the following Environmental, Social and Governance (“ESG”) characteristics:■An ESG Risk Rating of 40 or higher. ■Non-compliance with the United Nations Global Compact (“UNGC”) principles and related international norms and standards, such as the Organization for Economic Cooperation and Development Guidelines and the United Nations Guiding Principles. The UNGC is a set of ten principles designed to measure whether a company operates in a manner that, at minimum, meets fundamental responsibilities in the areas of human rights, labor, environment and anti-corruption. ■Involvement (subject to ownership and/or revenue thresholds) in tobacco products, thermal coal, oil sands, controversial weapons, civilian firearms, nuclear weapons, depleted uranium, adult entertainment or gambling. If Sustainalytics data is not available for a given security's issuer, the issuer remains eligible for index inclusion, except in cases of Non-Compliance with UNGC or controversial weapons, which result in ineligibility.Underlying Index – Constituent Selection and Weighting. Securities meeting all applicable Security Eligibility Criteria are considered for inclusion in the Index. Index constituents are then selected according to the following steps.First, the Index Provider calculates two scores for all eligible securities, each based on its analysis of approved patents.■The first score is based on the number of patents a company has filed for a particular sub-theme relative to all the other sub-themes for which it has also filed patents (the “Pure Score”); and ■The second score is measured by the number of patents the company has filed for a particular sub-theme relative to the total number of patents filed by all companies for the sub-theme (the “Contribution Score”). Once the Pure and Contribution Scores are assigned, securities are divided into comparison groups based on a cross-section of market cap segments (large, mid and small) and sub-theme. Securities which are scored below specified thresholds, as well as securities with foreign ownership limits of less than 20%, will be excluded from consideration.■A third score is then calculated based on the number of sub-themes for which its issuing company has passed all of the eligibility criteria described above (the “Intensity Score”), with the score being higher for companies that have qualified in more sub-themes. Securities remaining for potential inclusion are then divided into two security pools, Primary Subsector securities and High Relevance securities. All securities belonging to the following Primary Industry Classification Benchmark (“ICB”) (a product of FTSE International Limited that is used under license by Nasdaq) Subsectors are identified as Primary Subsector securities: (i) Computer Services, (ii) Software, (iii) Consumer Digital Services, (iv) Semiconductors, (v) Electronic Components, (vi) Production Technology Equipment, (vii) Computer Hardware, (viii) Telecommunications Equipment, and (ix) Telecommunications Services. All other securities are identified as High Relevance securities. From these pools up to 100 securities are selected for inclusion in the Underlying Index, with High Relevance securities being limited to no more than five percent (rounded down to the nearest integer) of the number of securities in the Primary Subsector security pool.An initial public offering (“IPO”) may be added to the Index outside of the semiannual Reconstitution and Rebalancing Schedule. To be considered, an IPO must meet the Security Eligibility Criteria as of the last trading day of February or August, as applicable, subject to the following modifications:■for the Security Universe criterion, the IPO must be included in the Nasdaq Global Disruptive Technology Benchmark2TM Index effective at market open on the first trading day following the third Friday of April or October, as applicable; and ■for the Market Capitalization criterion, the IPO must have a float-adjusted company market capitalization of at least $25 billion (USD) If selected, the IPO is added to the Index effective at market open on the first trading day following the third Friday of April or October, as applicable. Upon addition, the IPO's weight is determined based on its float-adjusted company market capitalization as of the last trading day of March or September, as applicable, subject to a maximum weight of 4.5%. Existing constituent weights are adjusted pro-rata to accommodate the newly added security.From time to time, and depending on factors such as the market demand for technologies related to a particular sub-theme and corresponding changes in the number of patents relating to that sub-theme, the representation of the respective sub-themes in the Underlying Index will vary, and there is no assurance that all listed sub-themes will be represented at any given time. In addition, because inclusion in the Underlying Index is dependent primarily on a company’s Intensity Score (i.e., a measure of how many sub-themes a company has qualified for), it is possible that companies with larger market capitalizations (and therefore more capital to invest in research and development, including patent filings, across a broader product line) may be over-represented in the Underlying Index relative to those companies with smaller market capitalizations (and less capital to invest in research and development, and narrower product lines).The Underlying Index is a modified float-adjusted company market capitalization-weighted index. This means that an index security’s weight is determined first by dividing its float-adjusted market capitalization (i.e., the security’s share price multiplied by the number of shares available for trading by the general public) by the total float-adjusted market capitalization of all index securities to arrive at an initial weight. Initial weights are then adjusted (modified), as necessary, so that no index security weight exceeds 4.5% at each semi-annual rebalancing.Underlying Index – Maintenance. The Underlying Index is reconstituted semi-annually in January and July using data as of the end of November and May, respectively. The Underlying Index rebalances semi-annually in conjunction with each reconstitution, using data as of the end of December and June, respectively. Index reconstitutions and rebalancings become effective at the market open on the trading day following the third Friday of January and July. At each reconstitution, securities are evaluated using the eligibility and selection criteria described above and are added to or removed from the Underlying Index as dictated by such criteria. At each rebalancing, each security’s weight is re-calculated as described above, including application of the stated maximum weight cap. During the periods between these reconstitutions and rebalancings the Underlying Index may include securities that no longer meet the eligibility and selection requirements (and exclude securities that do meet the requirements), and individual security weights may exceed the 4.5% limit due to market movements.The Fund’s Investment StrategyThe fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy. In addition, the fund may not hold all of the securities in the Underlying Index pursuant to the Advisor's controversial weapons policy, as described below.In addition, subject to the limitations described below, an Underlying Index constituent security may be eliminated or excluded from the fund’s portfolio if it is issued by a “controversial weapons company” as determined under the Advisor’s controversial weapons policy (a “CW Company”). As a general matter, any company involved in the production of controversial weapons, the production of controversial weapons delivery devices and/or the deliberate and knowing production of primary key components of controversial weapons could be considered a CW Company under the policy. For example, a company involved with landmines, cluster munitions, biological weapons, chemical weapons or certain nuclear weapons could be considered a CW Company under the controversial weapons policy. A security issued by a CW Company (a “CW Security”) would only be eliminated or excluded from the fund’s portfolio if portfolio management determines that its elimination or exclusion would not materially affect the fund’s ability to track the Underlying Index. This materiality calculation involves quantifying the impact of removing or excluding the CW Security (or CW Securities, if more than one) on the forecasted tracking error of the fund’s holdings. If portfolio management determines that the CW Security (or CW Securities) may be eliminated or excluded from the fund’s portfolio, it will typically seek to minimize transaction costs by implementing the change when the Underlying Index rebalances. The Advisor’s identification and removal or exclusion of CW Securities is independent of the Underlying Index’s stated methodology and will not be reflected in the composition of the Underlying Index.Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection). As of July 31, 2026, the Underlying Index consisted of 100 securities, with an average market capitalization of approximately $318.31 billion and a minimum market capitalization of approximately $795 million, from issuers in the following countries (may reflect country of domicile): Canada, China, Germany, Israel, Japan, South Korea, Taiwan, the United Kingdom and the United States. As of July 31, 2026, the Underlying Index was substantially comprised of securities of issuers from the United States. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of issuers in the information technology sector. The fund’s exposure to particular countries and sectors may change over time to correspond to changes in the Underlying Index.The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution and rebalancing schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled reconstitutions and rebalancings (e.g., in the event of a corporate action) also will result in corresponding changes to the fund’s portfolio.The Underlying Index is sponsored by Nasdaq, which is independent of the fund and the Advisor. The Index Provider develops the Underlying Index methodology and determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. For additional details regarding the Underlying Index, including announcements and changes to the Underlying Index methodology, please see Nasdaq’s website (the website does not form part of this prospectus). The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by Nasdaq, and Nasdaq bears no liability with respect to the fund or securities or any index on which the fund or securities are based.While the fund is currently classified as “non-diversified” under the Investment Company Act of 1940, it may operate as or become classified as “diversified” over time.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection).
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.
Xtrackers Nifty 500 India ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Nifty 500 Index (“Underlying Index”). The Underlying Index measures the equity performance of the top 500 companies traded on the National Stock Exchange of India (the “NSE”) based on full market capitalization that meet certain eligibility requirements. It includes representation from the large, mid and small-cap segments of the Indian equity market. The Underlying Index was created and is maintained by NSE Indices Limited (“NSEI” or the “Index Provider”). The Underlying Index’s construction methodology and the Fund’s investment strategy for tracking the Underlying Index are summarized below.Underlying Index – Security Eligibility Criteria / Eligible Universe.To be considered for inclusion in the Underlying Index’s eligible universe, a company must be domiciled in India and traded (either listed and traded or not listed but permitted to trade) at the NSE. Certain types of equity securities are excluded from the Underlying Index, including stocks under suspension and stocks that fail to comply with the Listing Obligations and Disclosure Requirements of the Securities and Exchange Board of India (“SEBI”).In addition, a company and its equity securities must meet the following eligibility criteria:■A company should rank within the top 800 companies listed on the NSE based on both average daily turnover and average daily full market capitalization based on data for the previous six months. ■The “investable weight” of a company’s stock, essentially the free float percentage of a company’s shares (i.e., the percentage of a company’s shares that are actually available for trading on the market, the company’s“free float market capitalization”), should be at least 10%, or the six month average free float market capitalization of the stock should be at least 25% of the six month average full market capitalization of the smallest existing Underlying Index constituent. ■A company must be traded for at least 90% of the days during the previous six month period. ■A company’s shares must have an average “impact cost” not greater than 1% during the previous six month period. Impact cost is the cost attributable to a lack of market liquidity for a company’s shares (it does not refer to fixed transaction costs such as brokerage). ■A security is included in the Underlying Index if its rank, based on full market capitalization, is among the top 350 securities listed on the NSE as ranked by full market capitalization. ■A security is included in the Underlying Index if its full market capitalization is 1.50 times the full market capitalization of the smallest Underlying Index constituent based on full market capitalization. A security is excluded from the Underlying Index under the following circumstances:■The security’s rank based on full market capitalization or average turnover falls below the 800th position among all companies listed on the NSE, or the security otherwise fails to meet the Underlying Index’s minimum eligibility criteria. ■The security undergoes suspension or delisting or a “scheme of arrangement” (a court-approved agreement between a company and its shareholders or creditors, allowing for a significant restructuring of the company's affairs). For a newly listed security, eligibility criteria are checked based on the data for a one-month period rather than a six-month period.Underlying Index – Constituent Selection.To construct the Underlying Index, the Index Provider selects from Underlying Index’s eligible universe the top 500 companies based on six-month average daily full market capitalization. The Index Provider then weights the Underlying Index using the free-float market capitalization method, meaning the weight of each stock in the Underlying Index is determined by its free-float market capitalization (the percentage of shares that are readily available for trading in the market). This method gives more weight to companies with a higher proportion of publicly available shares, with each company’s weight in the Underlying Index being proportional to its free-float market capitalization.Underlying Index – Maintenance.The Underlying Index is reconstituted on semi-annual basis. The cut-off dates for each semi-annual reconstitution are January 31 and July 31 of each year, with changes taking effect on the last trading day of March and September.In addition to the Underlying Index’s scheduled semi-annual reconstitutions, reconstitutions may be undertaken under certain circumstances, including, for example, if an index constituent (i) undergoes merger, demerger, delisting or specific cases of capital restructuring; (ii) is suspended from trading or fails to comply with SEBI's Listing Obligations and Disclosure Requirements; or (iii) has an adverse regulatory finding or order issued against it.In addition to the above-described reconstitutions, the Underlying Index is screened on a quarterly basis for compliance with applicable portfolio concentration norms for equity ETFs/ Index Funds as announced by SEBI.The Fund’s Investment StrategyThe fund uses a representative sampling indexing strategy in seeking to track the Underlying Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index.Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. The fund may invest in depositary receipts, including American depositary receipts (“ADRs”), global depositary receipts (“GDRs”) and unsponsored depositary receipts.The fund may invest its remaining assets in other securities, including securities not in the Underlying Index, cash and cash equivalents, money market instruments, such as repurchase agreements or money market funds (including money market funds advised by the Advisor or its affiliates (subject to applicable limitations under the Investment Company Act of 1940, as amended, or exemptions therefrom), convertible securities and structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index).As of July 31, 2026, the Underlying Index consisted of 500 securities, with an average market capitalization of approximately $9.09 billion and a minimum market capitalization of approximately $649 million. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of issuers in the financials sector. The fund’s exposure to particular sectors may change over time to correspond to changes in the Underlying Index.While the fund is currently classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), it may operate as or become classified as “diversified” over time. The fund could again become non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.As described above under “Underlying Index – Maintenance,” the Underlying Index is normally reconstituted on semi-annual basis. The cut-off dates for each semi-annual reconstitution are January 31 and July 31 of each year, with changes taking effect on the last trading day of March and September. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled reconstitutions (e.g., in the event of a corporate action or as otherwise described above) will also result in corresponding changes to the fund’s portfolio.The Underlying Index is sponsored by NSEI, which is independent of the fund and the fund’s investment advisor, DBX Advisors LLC (the “Advisor”). NSEI develops the Underlying Index methodology and determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by NSEI, and NSEI bears no liability with respect to the fund or securities or any index on which the fund or securities are based.This Prospectus and the fund’s Statement of Additional Information (“SAI”) have not been filed with SEBI, and SEBI will not in any manner vouch for the financial soundness of the fund, the Advisor or the fund’s portfolio managers, or for the adequacy of the statements made in this Prospectus and the SAI. The Advisor and the fund’s portfolio managers will not be registered with SEBI. Shares of the fund are not being offered to, and may not be sold to, acquired, transferred to or held by or for the benefit of, any “Person Resident in India” or, subject to certain exceptions, any person who is a “Non-Resident Indian” or an “Overseas Citizen of India,” as such terms are defined under Indian law. For more information regarding Indian regulatory requirements relating to investing in the fund, see “The Fund’s Investment Strategy” sub-section of the “Principal Investment Strategies” section in the “Fund Details” portion of the fund’s prospectus.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.